Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,814,120,000.00
Total Fee Amount	250,529.97
Total Offset Amount	0.00
Net Fee	$ 250,529.97
Offering Table N/A
Offset Table N/A	N/A